Offerings - Offering: 1	Aug. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810
Offering Note	Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.
There are being registered hereunder such indeterminate number of shares of Class A common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase Class A common stock, preferred stock and/or debt securities, and such indeterminate number of units to be sold by the Registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $100,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $100,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered for sale also include such indeterminate number of shares of Class A common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
(2)    Pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act, the proposed maximum aggregate offering price per class of security is omitted, the security type “Unallocated (Universal) Shelf” is included and the maximum aggregate offering price for all of the classes of securities is provided on a combined basis.
(3)    Calculated pursuant to Rule 457(o) under the Securities Act based on the maximum aggregate offering price.